CONDENSED CONSOLIDATED STATEMENT OF (LOSS)/INCOME AND OTHER COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 602,528	$ 446,132
Cost of sales	(306,889)	(250,589)
Administrative expenses	(97,321)	(90,562)
(Net loss allowance)/net reversal of loss allowance on trade receivables	(3,560)	2,468
Other income	175	1,170
Operating profit	194,933	108,619
Finance income	6,828	114,967
Finance costs	(178,881)	(192,212)
Profit before income tax	22,880	31,374
Income tax expense	(15,218)	(16,254)
Profit for the period	7,662	15,120
Profit/(loss) attributable to:
Owners of the Company	10,468	16,518
Non-controlling interests	(2,806)	(1,398)
Profit for the period	$ 7,662	$ 15,120
Income per share-basic	$ 0.03	$ 0.05
Income per share-diluted	$ 0.03	$ 0.05
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	$ 44,192	$ 131,790
Other comprehensive income for the period, net of taxes	44,192	131,790
Total comprehensive income for the period	51,854	146,910
Total comprehensive income attributable to:
Owners of the Company	49,458	113,788
Non-controlling interests	2,396	33,122
Total comprehensive income for the period	$ 51,854	$ 146,910